Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Consolidated Statements of Comprehensive Loss
Revenue	$ 0	$ 0
Expenses
Amortization and depreciation of equipment and intangible assets (Notes 7 and 8)	985,895	900,651
Consulting fees	1,608,692	1,022,055
Due diligence costs		251,674
Finders fee expense	100,000	100,000
Foreign exchange loss	38,057	24,208
General and administrative	923,877	1,297,802
Amortization of right-of-use assets (Note 9)	361,502	235,586
Lease liability expense (Note 9)	347,445	155,049
Licensing fees	40,029	79,008
Professional fees	1,707,892	930,879
Promotion and marketing	96,641	11,076
Repairs and maintenance	45,875	301
Research and development	63,767	364,784
Wages, salaries and employment expenses	3,016,626	1,527,023
Loss on impairment of intangible asset (Note 8)	6,625,246
Loss on impairment of abandoned assets (Notes 5 and 9)	1,303,278
Loss on impairments and write-offs of inventory and other (Note 16)	1,466,377	8,856
Total expenses	18,731,199	6,908,952
Loss from operations	(18,731,199)	(6,908,952)
Other (expenses) income
Accretion expense on convertible debentures	(380,754)	(1,078,141)
Gain on repayment of promissory note		8,890
Interest expense	(48,024)	(4,862)
Interest income	4,479	4,196
Loss on extinguishment of convertible debentures (Note 10)	0	(1,240,773)
Loss on impairment of equipment (Note 7)	(3,901)
Loss on impairment of loan receivable (Note 16)	(213,085)
Other	48,382	(35,148)
Settlement of legal claim (Notes 5 and 25(a))	(264,660)
Total other income (expenses)	(857,563)	(2,345,838)
Net loss	(19,588,762)	(9,254,790)
Other comprehensive income
Foreign currency translation adjustment of foreign operations	48,962	123,065
Net comprehensive loss	$ (19,539,800)	$ (9,131,725)
Net loss per share, basic and diluted	$ (0.13)	$ (0.10)
Weighted average shares outstanding ? basic and diluted	150,359,090	90,201,387